Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets [Text Block]

(dollars in millions)	Estimated Useful Lives	2016	2015
Land		$392	$384
Buildings and improvements	12-40 years	5,180	5,030
Machinery, tools and equipment	3-20 years	12,471	11,717
Other, including assets under construction		1,426	1,363
		19,469	18,494
Accumulated depreciation		(10,311)	(9,762)
		$9,158	$8,732